Intangible assets and goodwill - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 1	4,560
Estimated amortization expense for intangibles in year 2	4,560
Estimated amortization expense for intangibles in year 3	4,560
Estimated amortization expense for intangibles in year 4	2,810
Estimated amortization expense for intangibles in year 5	2,470